Long-Term Debt - Covenant Description and Compliance (Details) - Ocean Rig UDW Inc.	12 Months Ended
Dec. 31, 2015
Debt instrument covenant compliance	As of December 31, 2015, the Company was not in compliance with certain loan-to-value ratios contained in certain of its loan agreements. These loan-to-value ratio shortfalls do not constitute events of default that would automatically trigger the full repayment of the loan. Based on the loan agreements, loan-to-value shortfalls may be remedied by the Company by providing additional collateral or repaying the amount of the shortfall. In addition, as of December 31, 2015, the Company was in breach of certain financial covenants, contained in the Company's loan agreements. Furthermore, the Company is in discussions to extend the maturity of three loan agreements dated October 5, 2007, March 13, 2008 and November 16, 2007 with outstanding balances at December 31, 2015 of $43,700, $27,567 and 12,500, respectively, which have lapsed. As a result of these incidents of non-compliance and of the cross default provisions contained in all of the Company's bank loan agreements, and in accordance with guidance related to the classification of obligations that are callable by the creditor, the Company has classified all of the amounts outstanding under its bank loans that were in breach as of December 31, 2015, amounting to $218,185 as current at December 31, 2015.
Debt instrument covenant description	The loans contain covenants that restrict, without the bank's prior consent, changes in management and ownership of the vessels, the incurrence of additional indebtedness and mortgaging of vessels and changes in the general nature of the Company's business. The loans also contain certain financial covenants relating to the Company's financial position, operating performance and liquidity, including maintaining working capital above a certain level. The Company's secured credit facilities impose operating and negative covenants on the Company and its subsidiaries. These covenants may limit Dryships' subsidiaries' ability to, among other things, without the relevant lenders' prior consent (i) incur additional indebtedness, (ii) change the flag, class or management of the vessel mortgaged under such facility, (iii) create or permit to exist liens on their assets, (iv) make loans, (v) make investments or capital expenditures, and (vi) undergo a change in ownership or control.